Document and Entity Information	May 18, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001847351
Document Type	8-K
Document Period End Date	May 18, 2023
Entity Registrant Name	BEARD ENERGY TRANSITION ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41098
Entity Tax Identification Number	86-1990354
Entity Address, Address Line One	595 Madison Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(713)
Local Phone Number	446-6259
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one warrant
Trading Symbol	BRD U
Security Exchange Name	NYSE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BRD
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BRD WS
Security Exchange Name	NYSE